--------------------------------------------------------------------------------


                           UBS
                           HIGH YIELD
                           BOND
                           FUND

                           -----------

                           UBS
                           PRIVATE INVESTOR
                           FUNDS, INC.



                           SEMI-ANNUAL REPORT
                           JUNE 30, 1998



--------------------------------------------------------------------------------

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS High Yield Bond Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's semi-annual report for the six months ended June 30, 1998. This report contains a letter from the portfolio manager discussing the performance of the Fund for the six months ended June 30, 1998, including a market overview. In addition, it includes a complete set of financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds bring you:

       The expertise of The Private Bank's professional money managers

       Global investment perspective and knowledge

       A high priority on financial stability and preservation of wealth

As you are aware, in December, 1997, Union Bank of Switzerland and Swiss Bank Corporation ('SBC') announced their intention to merge. Early in February, 1998, the shareholders of UBS and SBC overwhelmingly approved the proposed merger. The merger was completed on Monday June 29, 1998, creating UBS A.G.

UBS A.G. is a top-tier global financial services company which concentrates on clearly defined core businesses. As private banking and asset management are core businesses of the bank, shareholders of the UBS Private Investor Funds will continue to see a commitment to growing and building the mutual fund business.

We will continue to keep you informed of any new developments as they occur.

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of the prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

Dr. HansPeter Lochmeier

Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

The semi-annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

For the period January 1 through June 30, 1998 the UBS High Yield Fund (the 'Fund') returned 5.70% versus 4.51% for the Merrill Lynch High Yield Master Index (the 'Index').

This chart provides a comparison of the Fund's performance to that of the Merrill Lynch All High Yield Bond Index. This chart compares total returns (which includes changes in share price and reinvestment of all dividends and capital gains distributions) of a hypothetical $10,000 investment made on September 30, 1997* and held through June 30, 1998.


                       [PERFORMANCE GRAPH]

                                             UBS
                                          High Yield        Merrill Lynch All
                                          Bond Fund       High Yield Bond Index
                                          ---------       ---------------------
                                           $10,000             $10,000
                                             9,954              10,066
                                            10,055              10,162
                                            10,234              10,258
                                            10,473              10,411
                                            10,542              10,454
                                            10,668              10,544
                                            10,684              10,594
                                            10,709              10,668
                                            10,818              10,721


     Average Annual Total Return:

                                                                      UBS        MERRILL LYNCH
                                                                   HIGH YIELD    ALL HIGH YIELD
                                                                   BOND FUND       BOND INDEX
                                                                   ----------    --------------
Six months ended June 30, 1998..................................      5.70%           4.51%
Since inception* through June 30, 1998..........................      8.18%           7.21%

------------
* Commencement of operations -- September 30, 1997.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

ECONOMIC OVERVIEW:

Despite continued volatility and growing concern about the economic outlook in Japan, we expect the U.S. economy to grow at a 2.5-3.0% pace over the next few quarters, driven by strength in consumer spending and housing, which represents over two-thirds of the economy. These sectors are expected to grow at a 3.5-4.5% pace over the balance of 1998, supported by the continued strong growth of real earnings, as wage gains continue to outpace inflation as well as by low long-term interest rates and the rising value of household financial assets in the last few years. We expect slower export growth due to decreased demand from Asia and a downward adjustment in inventory investments to pull growth back into the high 2% range. Inflation should remain low through the remainder of the year owing to a strong trade-weighted dollar and continued solid productivity growth. We expect the core CPI inflation rate to end 1998 at around 2.0-2.5%. The Federal Reserve Bank's most likely response to our economic scenario is to leave the funds rate unchanged through the remainder of the year.

MARKET OVERVIEW:

The spreads offered in the high yield bond market widened sharply during the first half of 1998, increasing from +330bp to +350bp. During the second quarter in particular, high yield spreads widened in response to a surge in primary market issuance and an increase in the default rate versus prior periods. In particular, telecommunications-related issuers and cyclical issuers fared poorly in the first half, while broadcasters enjoyed strong relative performance.

Through the first half of 1998, approximately $100 billion in new issuance entered the high yield market, increasing the overall high yield market to more than $500 billion in outstandings.

STRATEGY:

We continue to believe that the high yield bond market offers attractive total return opportunities, particularly for actively managed portfolios. During the first half, we reduced our holdings in petroleum production and service companies based on our concerns about near-term financial performance given weak oil prices. This strategy, combined with an underweight position in steel and paper companies and an overweight position in broadcasting companies served the Fund well during the first half and should continue to generate superior returns.

In addition, we continue to believe that attractive refinancing candidates exist in the market. During the first half of 1998, the Fund benefited from several tender offers for, among others, Petersen Publishing, Ryder TRS and Showboat Inc. We continue to maintain investments in certain high yield issues which we believe may benefit from tender offers in the second half of 1998.

Kevin J. McCormick
Portfolio Manager

Kurtis W. Krestinski
Portfolio Manager

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

The Fund is not insured by the FDIC and is not a deposit with, an obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by First Fund Distributors, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS High Yield Bond Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving all of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Merrill Lynch All High Yield Bond Index is an unmanaged composite consisting of publicly-issued, fixed-rate, non-convertible, domestic bonds that are rated below investment grade.

UBS High Yield Bond Fund
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS High Yield Bond
  Portfolio, at value...............................................................     $16,195,953
Receivable from funds services agent................................................           4,107
Receivable from sale of capital stock...............................................         500,000
Deferred organization expenses and other assets.....................................          11,806
                                                                                         -----------
          Total Assets..............................................................      16,711,866
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................             845
Dividends payable...................................................................             967
Payable from purchase of capital stock..............................................         223,740
Other accrued expenses..............................................................          22,907
                                                                                         -----------
          Total Liabilities.........................................................         248,459
                                                                                         -----------

NET ASSETS..........................................................................     $16,463,407
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         160,991
                                                                                         -----------
                                                                                         -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................     $    102.26
                                                                                         -----------
                                                                                         -----------

COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       161
Additional paid-in capital..........................................................      16,256,834
Net unrealized depreciation of investments..........................................          (4,312)
Accumulated undistributed net investment income.....................................          11,388
Accumulated undistributed net realized gains on securities..........................         199,336
                                                                                         -----------
          Net Assets................................................................     $16,463,407
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS High Yield Bond Fund
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses allocated from UBS Investor
  Portfolios Trust -- UBS High Yield Bond Portfolio
     Interest.......................................................                     $  476,948
     Dividends......................................................                            349
                                                                                         ----------
          Investment income.........................................                        477,297
     Total expenses.................................................     $   60,185
     Less: Fee waiver and expense reimbursements....................        (24,173)
                                                                         ----------
     Net expenses...................................................                         36,012
                                                                                         ----------
Net Investment Income from UBS Investor Portfolios Trust -- UBS High
  Yield Bond Portfolio..............................................                        441,285

EXPENSES:
Shareholder service fees............................................         13,356
Administrative services fees........................................          3,472
Registration fees...................................................         15,883
Reports to shareholders expense.....................................         11,021
Transfer agent fees.................................................          7,357
Legal fees..........................................................          5,411
Audit fees..........................................................          5,112
Fund accounting fees................................................          4,463
Directors' fees.....................................................          1,700
Miscellaneous expenses..............................................          4,258
                                                                         ----------
     Total expenses.................................................         72,033
     Less: Fee waiver and expense reimbursements....................        (59,965)
                                                                         ----------
     Net expenses...................................................                         12,068
                                                                                         ----------
Net investment income...............................................                        429,217
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS
  INVESTOR PORTFOLIOS TRUST -- UBS HIGH YIELD BOND PORTFOLIO
Net realized gains on securities transactions.......................                        181,956
Net change in unrealized depreciation of investments................                        (36,190)
                                                                                         ----------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS High Yield Bond Portfolio.................                        145,766
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................                     $  574,983
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.

UBS High Yield Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED         SEPTEMBER 30, 1997*
                                                                  JUNE 30, 1998           THROUGH
                                                                   (UNAUDITED)       DECEMBER 31, 1997
                                                                  -------------     -------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.........................................     $    429,217         $   131,850
Net realized gain on securities transactions..................          181,956              17,380
Net change in unrealized (depreciation) appreciation of
  investments.................................................          (36,190)             31,878
                                                                  -------------       -------------
Net increase in net assets resulting from operations..........          574,983             181,108
                                                                  -------------       -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................         (420,106)           (129,573)

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares..............................        9,377,090           7,756,774
Net asset value of shares issued to shareholders from
  reinvestment of dividends and distributions.................          414,926             129,246
Cost of shares redeemed.......................................       (1,344,747)            (76,294)
                                                                  -------------       -------------
Net increase in net assets from transactions in shares of
  common stock................................................        8,447,269           7,809,726
                                                                  -------------       -------------

NET INCREASE IN NET ASSETS....................................        8,602,146           7,861,261

NET ASSETS:
Beginning of period...........................................        7,861,261           --
                                                                  -------------       -------------
End of period (including undistributed net investment income
  of $11,388 and $2,277, respectively)........................     $ 16,463,407         $ 7,861,261
                                                                  -------------       -------------
                                                                  -------------       -------------

------------------------

* Commencement of operations.

See notes to financial statements.

UBS High Yield Bond Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED         SEPTEMBER 30, 1997*
                                                                  JUNE 30, 1998           THROUGH
                                                                   (UNAUDITED)       DECEMBER 31, 1997
                                                                  -------------     -------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period..........................       $100.55              $100.00
                                                                     -------              -------
Income from investment operations:
     Net investment income....................................          4.00                 1.80
     Net realized and unrealized gain on investments..........          1.67                 0.52
                                                                     -------              -------
     Total income from investment operations..................          5.67                 2.32
                                                                     -------              -------
Less dividends to shareholders from net investment income.....         (3.96)               (1.77)
                                                                     -------              -------

Net asset value, end of period................................       $102.26              $100.55
                                                                     -------              -------
                                                                     -------              -------
Total return..................................................          5.70%(1)             2.34%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).................       $16,463              $ 7,861
     Ratio of expenses to average net assets(2)...............          0.90%(4)             0.90%(3)(4)
     Ratio of net investment income to average net
       assets(2)..............................................          8.03%(4)             7.23%(3)(4)

------------------------

*   Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolio Trust -- UBS High Yield Bond Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.57% (annualized) and 4.08% (annualized) for the respective periods.
(3) The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement were not ratified by shareholders until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.
(4) Annualized.

See notes to financial statements.

UBS High Yield Bond Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS High Yield Bond Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1998, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS International Equity Fund, UBS Small Cap Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS High Yield Bond Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At June 30, 1998, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (70.84% at June 30, 1998). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.

UBS High Yield Bond Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

E. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each Fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the six months ended June 30, 1998, the administrative services fee amounted to $3,472.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1998, the shareholder service fee amounted to $13,356, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.90% of the Fund's average daily net assets. For the six months ended June 30, 1998, UBS reimbursed the Fund for expenses totaling $46,609 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

4. CAPITAL SHARE TRANSACTIONS
At June 30, 1998 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                       SIX MONTHS
                                                          ENDED        PERIOD FROM SEPTEMBER 30, 1997
                                                      JUNE 30, 1998     (COMMENCEMENT OF OPERATIONS)
                                                       (UNAUDITED)       THROUGH DECEMBER 31, 1997
                                                      -------------    ------------------------------
Shares subscribed..................................       91,877                   77,644
Shares issued to shareholders from dividends and
  distributions....................................        4,056                    1,296
Shares redeemed....................................      (13,123)                    (759)
                                                      ----------                  -------
Net increase in shares outstanding.................       82,810                   78,181
                                                      ----------                  -------
                                                      ----------                  -------

UBS High Yield Bond Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

  FACE                                                                           COUPON      MATURITY      MARKET
 VALUE                            SECURITY DESCRIPTION                            RATE         DATE         VALUE
--------   -------------------------------------------------------------------   ------      --------    -----------
           CORPORATE OBLIGATIONS -- DOMESTIC -- 91.2%
           ADVERTISING -- 4.5%
$500,000   Lamar Advertising Company..........................................   8.625%      9/15/07     $   514,375
 500,000   Outdoor Communications, Inc........................................   9.250%      8/15/07         515,000
                                                                                                         -----------
                                                                                                           1,029,375
                                                                                                         -----------
           APPAREL & TEXTILES -- 2.7%
 300,000   Dan River Inc......................................................  10.125%     12/15/03         319,500
 300,000   Galey & Lord, Inc..................................................   9.125%      3/01/08         291,000
                                                                                                         -----------
                                                                                                             610,500
                                                                                                         -----------
           AUTOMOTIVE -- 5.5%
 440,000   Collins & Aikman Corporation.......................................  11.500%      4/15/06         488,400
 500,000   Diamond Triumph Autoglass, Inc. (a)................................   9.250%      4/01/08         511,250
 250,000   Federal-Mogul Corporation..........................................   7.875%      7/01/10         252,302
                                                                                                         -----------
                                                                                                           1,251,952
                                                                                                         -----------
           BROADCASTING -- 7.5%
 500,000   Allbritton Communications Company..................................   8.875%      2/01/08         539,999
 400,000   Cumulus Media Inc..................................................  10.375%      7/01/08         408,000
 200,000   Interep National Radio Sales (a)...................................  10.000%      7/01/08         201,500
 150,000   Sinclair Broadcast Group, Inc......................................  10.000%      9/30/05         161,625
 375,000   Young Broadcasting Inc.............................................   8.750%      6/15/07         391,875
                                                                                                         -----------
                                                                                                           1,702,999
                                                                                                         -----------
           BUILDING MATERIALS -- 7.6%
 225,000   Building Materials Holding Corporation (0.00% until 7/01/99, 11.75%
             thereafter)**....................................................   0.000%      7/01/04         222,750
 500,000   International Comfort Products Corporation (a).....................   8.625%      5/15/08         493,750
 500,000   Nortek, Inc........................................................   9.125%      9/01/07         513,750
 500,000   Wesco Distribution, Inc. (a).......................................   9.125%      6/01/08         497,500
                                                                                                         -----------
                                                                                                           1,727,750
                                                                                                         -----------
           CABLE TV -- 7.4%
 500,000   Adelphia Communications Corporation................................   9.250%     10/01/02         521,250
 135,000   CSC Holdings, Inc..................................................   9.250%     11/01/05         144,450
 300,000   Echostar Satellite Broadcast Corp. (0.00% until 3/15/00, 13.125%
             thereafter)**....................................................   0.000%      3/15/04         275,625
 500,000   Mediacom, L.L.C. (a)...............................................   8.500%      4/15/08         498,125
 250,000   Pegasus Communications Corporation.................................   9.625%     10/15/05         255,625
                                                                                                         -----------
                                                                                                           1,695,075
                                                                                                         -----------
           CHEMICALS -- 1.1%
 450,000   Trans-Resources, Inc. (0.00% until 3/15/03, 12.00% thereafter)**...   0.000%      3/15/08         263,250
                                                                                                         -----------
           CONSUMER GOODS & SERVICES -- 8.2%
 300,000   Alliance Laundry Systems L.L.C. (a)................................   9.625%      5/01/08         302,250
 350,000   Bally Total Fitness Holding Corporation............................   9.875%     10/15/07         362,250
 350,000   Iron Mountain, Inc.................................................  10.125%     10/01/06         379,750
 150,000   Rayovac Corporation................................................  10.250%     11/01/06         164,250
 350,000   Ryder TRS, Inc.....................................................  10.000%     12/01/06         406,000
 250,000   Simmons Company....................................................  10.750%      4/15/06         268,750
                                                                                                         -----------
                                                                                                           1,883,250
                                                                                                         -----------
           COSMETICS -- 1.1%
 250,000   Revlon, Inc........................................................   8.625%      2/01/08         250,000
                                                                                                         -----------
           DRUGS & PHARMACEUTICALS -- 1.0%
 225,000   NBTY, Inc..........................................................   8.625%      9/15/07         229,500
                                                                                                         -----------

------------------------
See notes to financial statements.
                                       11

UBS High Yield Bond Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

  FACE                                                                           COUPON      MATURITY      MARKET
 VALUE                            SECURITY DESCRIPTION                            RATE         DATE         VALUE
--------   -------------------------------------------------------------------   ------      --------    -----------
           ENTERTAINMENT -- 8.2%
$125,000   Grand Casinos, Inc.................................................  10.125%     12/01/03     $   136,250
 200,000   Harvey Casino Resorts..............................................  10.625%      6/01/06         222,500
 360,000   Horseshoe Gaming, L.L.C............................................   9.375%      6/15/07         381,150
 500,000   SFX Entertainment Inc. (a).........................................   9.125%      2/01/08         492,500
 275,000   Speedway Motorsports, Inc..........................................   8.500%      8/15/07         286,000
 100,000   Trump Atlantic City Association....................................  11.250%      5/01/06          97,250
 250,000   United Artists Theatre Circuit Inc.* (a)...........................  10.063%     10/15/07         250,000
                                                                                                         -----------
                                                                                                           1,865,650
                                                                                                         -----------

           FOOD -- 4.2%
 400,000   Eagle Family Foods (a).............................................   8.750%      1/15/08         392,000
 250,000   Fresh Foods Inc. (a)...............................................  10.750%      6/01/06         251,250
 300,000   Pilgrim's Pride Corporation........................................  10.875%      8/01/03         313,500
                                                                                                         -----------
                                                                                                             956,750
                                                                                                         -----------

           HEALTH CARE PROVIDERS -- 1.1%
 250,000   Insight Health Services Corp. (a)..................................   9.625%      6/15/08         249,375
                                                                                                         -----------

           HOUSEHOLD APPLIANCES -- 1.0%
 225,000   Fedders North America..............................................   9.375%      8/15/07         223,875
                                                                                                         -----------

           METALS & MINING -- 3.3%
 500,000   Bayou Steel Corporation (a)........................................   9.500%      5/15/08         498,125
 250,000   WCI Steel, Inc.....................................................  10.000%     12/01/04         256,875
                                                                                                         -----------
                                                                                                             755,000
                                                                                                         -----------

           OIL SERVICES -- 5.0%
 250,000   Bayard Drilling Technologies, Inc. (a).............................  11.000%      6/30/05         252,500
 350,000   Newpark Resources, Inc.............................................   8.625%     12/15/07         350,000
 250,000   Parker Drilling Corp...............................................   9.750%     11/15/06         256,250
 300,000   Trico Marine Services, Inc.........................................   8.500%      8/01/05         291,000
                                                                                                         -----------
                                                                                                           1,149,750
                                                                                                         -----------

           PACKAGING -- 1.7%
 400,000   Indesco International, Inc. (a)....................................   9.750%      4/15/08         398,000
                                                                                                         -----------

           PAPER & FOREST PRODUCTS -- 1.0%
 220,000   Stone Container Corporation........................................  11.875%     12/01/98         224,400
                                                                                                         -----------

           PETROLEUM PRODUCTION & SALES -- 0.6%
 150,000   Forcenergy Inc.....................................................   8.500%      2/15/07         142,875
                                                                                                         -----------

           PRINTING & PUBLISHING -- 5.0%
 500,000   Hollinger International Inc........................................   9.250%      3/15/07         527,500
 400,000   Liberty Group Operating............................................   9.375%      2/01/08         410,000
 200,000   R.H. Donnelly, Inc. (a)............................................   9.125%      6/01/08         204,500
                                                                                                         -----------
                                                                                                           1,142,000
                                                                                                         -----------

           REAL ESTATE -- 2.2%
 500,000   CB Richard Ellis Services, Inc.....................................   8.875%      6/01/06         496,250
                                                                                                         -----------

           RETAIL -- 1.5%
 350,000   MTS, Inc. (a)......................................................   9.375%      5/01/05         347,375
                                                                                                         -----------

           TECHNOLOGY -- 2.1%
 300,000   ICG Services, Inc. (0.00% until 2/15/03, 10.00% thereafter)**(a)...   0.000%      2/15/08         179,250
 300,000   PSINet Inc.........................................................  10.000%      2/15/05         307,500
                                                                                                         -----------
                                                                                                             486,750
                                                                                                         -----------

------------------------
See notes to financial statements.
                                       12

UBS High Yield Bond Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

  FACE                                                                           COUPON      MATURITY      MARKET
 VALUE                            SECURITY DESCRIPTION                            RATE         DATE         VALUE
--------   -------------------------------------------------------------------   ------      --------    -----------
           TELECOMMUNICATIONS -- 7.7%
$375,000   Intermedia Communications Inc. (0.00% until 7/15/02, 11.25%
             thereafter)**....................................................   0.000%      7/15/07     $   273,750
 250,000   Level 3 Communications, Inc. (a)...................................   9.125%      5/01/08         243,125
 335,000   McLeod USA Inc. (0.00% until 3/01/02, 10.50% thereafter)**.........   0.000%      3/01/07         248,738
 200,000   Nextel Communications, Inc. (0.00% until 9/15/02, 10.65%
             thereafter)**....................................................   0.000%      9/15/07         135,500
 400,000   Nextel Communications, Inc. (0.00% until 10/31/02, 9.75%
             thereafter)**....................................................   0.000%     10/31/07         262,000
 200,000   RCN Corporation (0.00% until 10/15/02, 11.125% thereafter)**.......   0.000%     10/15/07         128,500
 400,000   Sprint Spectrum L.P................................................  11.000%      8/15/06         463,000
                                                                                                         -----------
                                                                                                           1,754,613
                                                                                                         -----------
           TOTAL CORPORATE OBLIGATIONS -- DOMESTIC (COST $20,824,200).........                            20,836,314
                                                                                                         -----------
           CORPORATE OBLIGATIONS -- FOREIGN -- 4.6%
           FOOD -- 1.5%
 350,000   Cott Corporation...................................................   9.375%      7/01/05         353,500
                                                                                                         -----------
           TELECOMMUNICATIONS -- 3.1%
 300,000   Clearnet Communications Inc. (0.00% until 12/15/00, 14.75%
             thereafter)**....................................................   0.000%     12/15/05         252,750
 600,000   Microcell Telecommunications Inc. (0.00% until 12/01/01, 14.00%
             thereafter)**....................................................   0.000%      6/01/06         448,500
                                                                                                         -----------
                                                                                                             701,250
                                                                                                         -----------
           TOTAL CORPORATE OBLIGATIONS -- FOREIGN (COST $1,077,447)...........                             1,054,750
                                                                                                         -----------

 SHARES
--------
           PREFERRED STOCK -- 1.5%
           BROADCASTING -- 1.5%
 350,000   Paxson Communications Corporations (Cost $350,000)*(a).............                               343,875
                                                                                                         -----------
           WARRANTS -- 0.0%
           NATURAL GAS -- 0.0%
     476   Gothic Energy Corporation Warrant*.................................                                     5
   1,400   Gothic Energy Corporation Warrant*.................................                                 1,400
                                                                                                         -----------
                                                                                                               1,405
                                                                                                         -----------
           TOTAL WARRANTS (COST $2,028).......................................                                 1,405
                                                                                                         -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 97.3%
  (COST $22,253,675)..........................................................                            22,236,344
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.7%.................................                               626,109
                                                                                                         -----------
NET ASSETS -- 100.0%..........................................................                           $22,862,453
                                                                                                         -----------
                                                                                                         -----------

------------------------

  * Non-income producing security.

 ** Step coupon bond.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, the value of these securities amounted to $6,606,250 or 28.90% of net assets.

Note: Based upon the cost of investments of $22,253,675 for Federal Income Tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $173,642 and $190,973, respectively, resulting in net unrealized depreciation of $17,331.

See notes to financial statements.
                                       13

UBS High Yield Bond Portfolio
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $22,253,675)..........................................     $22,236,344
Cash.............................................................................         153,718
Dividends and interest receivable................................................         393,200
Receivable for investment securities sold........................................         967,469
Deferred organization expenses and other assets..................................             159
                                                                                      -----------
     Total Assets................................................................      23,750,890
                                                                                      -----------
LIABILITIES:
Administrative services fees payable.............................................           1,286
Payable for investment securities purchased......................................         854,875
Other accrued expenses...........................................................          32,276
                                                                                      -----------
     Total Liabilities...........................................................         888,437
                                                                                      -----------
NET ASSETS.......................................................................     $22,862,453
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

UBS High Yield Bond Portfolio
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest................................................................                   $754,359
Dividends...............................................................                        572
                                                                                           --------
     Total income.......................................................                    754,931

EXPENSES:
Investment advisory fees................................................     $ 38,222
Administrative services fees............................................        5,946
Audit fees..............................................................       18,661
Fund accounting fees....................................................       17,356
Custodian fees and expenses.............................................        9,263
Legal fees..............................................................        2,036
Trustees' fees..........................................................        1,984
Insurance expense.......................................................          738
Miscellaneous expenses..................................................        1,511
                                                                             --------
     Total expenses.....................................................       95,717
     Less: Fee waiver and expense reimbursements........................      (38,222)
                                                                             --------
     Net expenses.......................................................                     57,495
                                                                                           --------
Net investment income...................................................                    697,436
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions............................                    295,762
Net change in unrealized depreciation of investments....................                    (70,216)
                                                                                           --------
Net realized and unrealized gain on investments.........................                    225,546
                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................                   $922,982
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.

UBS High Yield Bond Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED         SEPTEMBER 30, 1997*
                                                                  JUNE 30, 1998           THROUGH
                                                                   (UNAUDITED)       DECEMBER 31, 1997
                                                                  -------------     -------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.........................................     $    697,436         $   193,222
Net realized gain on security transactions....................          295,762              28,936
Net change in unrealized (depreciation) appreciation of
  investments.................................................          (70,216)             52,885
                                                                  -------------     ---------------
Net increase in net assets resulting from operations..........          922,982             275,043
                                                                  -------------     ---------------

CAPITAL TRANSACTIONS:
Proceeds from contributions...................................       11,350,751          12,987,656
Value of withdrawals..........................................       (2,554,571)           (119,408)
                                                                  -------------     ---------------
Net increase in net assets from capital transactions..........        8,796,180          12,868,248
                                                                  -------------     ---------------

NET INCREASE IN NET ASSETS....................................        9,719,162          13,143,291

NET ASSETS:
Beginning of period...........................................     $ 13,143,291         $   --
                                                                  -------------     ---------------
End of period.................................................     $ 22,862,453         $13,143,291
                                                                  -------------     ---------------
                                                                  -------------     ---------------

------------------------

* Commencement of operations.

See notes to financial statements.

UBS High Yield Bond Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED        SEPTEMBER 30, 1997*
                                                                                JUNE 30, 1998          THROUGH
                                                                                 (UNAUDITED)      DECEMBER 31, 1997
                                                                                -------------    -------------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)................................      $22,862             $13,143
     Ratio of expenses to average net assets(1)..............................         0.68%(2)            0.96%(2)(3)
     Ratio of net investment income to average net assets(1).................         8.21%(2)            7.23%(2)(3)
     Portfolio turnover......................................................          155%                 80%

------------------------
  * Commencement of operations.
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.45% (annualized) and 0.88% (annualized) for the respective periods.
(2) Annualized.
(3) The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement were not ratified by shareholders until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.

See notes to financial statements.

UBS High Yield Bond Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS High Yield Bond Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At June 30, 1998, all of the beneficial interests in the Portfolio were held by UBS High Yield Bond Fund and UBS High Yield Bond Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS Asset Management (New York) Inc. ('UBSAM') is the sub-advisor of the portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Debt securities with remaining maturities of more than 60 days are normally valued by a pricing service approved by the Portfolio's Board of Trustees (the 'Trustees'). Such pricing service will consider various factors when arriving at a valuation for a security. Such factors include yields and prices of comparable securities, indications as to values from dealers in such securities and general market conditions. In the event a pricing service is unable to price a security, the security will be valued by taking the average of the bid and ask prices as provided by a dealer in such security.

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSAM and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

UBS High Yield Bond Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser and UBSAM as investment sub-advisor. UBSAM makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.45% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSAM a fee, accrued daily and payable monthly, at an annual rate of 0.25% of the Portfolio's first $25 million average daily net assets, 0.20% of the Portfolio's next $25 million average daily net assets and 0.15% of the Portfolio's average daily net assets in excess of $50 million. For the six months ended June 30, 1998, the investment advisory fee amounted to $38,222, all of which was waived.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the six months ended June 30, 1998, the administrative services fee amounted to $5,946.

4. PURCHASE AND SALES OF INVESTMENTS
For the six months ended June 30, 1998, purchases and sales of investment securities, excluding short-term investments, aggregated to $35,151,250 and $24,884,509, respectively.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

                            UBS High Yield Bond Fund
                              200 Clarendon Street
                           Boston, Massachusetts 02116



Investment Adviser                        Union Bank of Switzerland,
                                          New York Branch
                                          1345 Avenue of the Americas
                                          New York, NY 10105

Administrator                             Investors Bank & Trust Company
                                          200 Clarendon Street
                                          Boston, Massachusetts 02116

Distributor                               First Fund Distributors, Inc.
                                          4455 East Camelback Road
                                          Phoenix, AZ 85018

Custodian and Transfer Agent              Investors Bank & Trust Company
                                          200 Clarendon Street
                                          Boston, Massachusetts 02116

The accompanying financial statements dated as of June 30, 1998 were not audited and, accordingly, no opinion is expressed on them.

--------------------------------------------------------------------------------